Initial Public Offering - Additional Information (Details) - DYNAMICS SPECIAL PURPOSE [Member] - USD ($)		10 Months Ended
	May 28, 2021	Dec. 31, 2021	Mar. 31, 2022
Issuance of Series B redeemable convertible preferred stock, net of preferred stock tranche liability of $5.4 million and issuance costs of $0.3 million Shares		715,500
Gross proceeds from initial public offering		$ 225,400,000
Common Class A [Member]
Price per share sold	$ 10	$ 10	$ 10
Gross proceeds from initial public offering	$ 230,000,000
IPO [Member] | Common Class A [Member]
Issuance of Series B redeemable convertible preferred stock, net of preferred stock tranche liability of $5.4 million and issuance costs of $0.3 million Shares	23,000,000
Over-Allotment Option [Member] | Common Class A [Member]
Issuance of Series B redeemable convertible preferred stock, net of preferred stock tranche liability of $5.4 million and issuance costs of $0.3 million Shares	3,000,000